Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 136,803	[1]	¥ 137,317	[1]	¥ 134,392
Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	0		0
Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	40,356		34,034
Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	0		0
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		13,607	[2]	16,002	[3]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[2]	0	[3]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[2]	0	[3]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[2]	0	[3]
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		19,692	[4]	21,366
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		24,972	[5]	27,845	[6]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[5]	0	[6]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[5]	0	[6]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[5]	0	[6]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	38,176		38,070
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	32,372		29,462
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	32,372		29,462
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japan | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		7,984	[1]	4,572
Japan | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0
Japan | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		7,984	[1]	4,572
Japan | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		122,204		127,251		¥ 119,858
Overseas plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		107,350		115,931
Overseas plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		13,894		10,289
Overseas plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		49,040		59,932
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		49,040		59,932
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[4]	960		1,031
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[4]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[4]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[4]	0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		58,310		55,999
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		58,310		55,999
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,111		4,411
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,111		4,411
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	486		351
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	486		351
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	9,297		5,527
Overseas plans | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	0		0
Overseas plans | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	9,297		5,527
Overseas plans | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[1]	¥ 0		¥ 0

[1]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2023.
[3]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2022.
[4]	These funds invest in listed shares.
[5]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥35 million at March 31, 2023.
[6]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥37 million at March 31, 2022.
[7]	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
[8]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.